UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

                                                           24140 E. Greystone Lane

                                                                    Woodway, WA                  98020

                                                                                          (Address of principal executive offices) (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

24140 E. Greystone Lane

Woodway, WA 98020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

		Schedule of Investments
		December 30, 2009 (Unaudited)

Shares/Principal Amount			Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
508,178	Bodisen Biotech Inc. *		$ 121,963	0.74%

Agricultural Production - Crops
95,000	Agria Corporation * **		297,350	1.80%

Boardwoven Fabric Mills, Man Made Fiber & Silk
180,000	Xerium Technologies Inc. *		136,800	0.83%

Commercial Banks, NEC
30,000	Doral Financial Corp. *		108,900	0.66%

Deep Sea Foreign Transportation of Freight
20,000	Danaos Corporation * (Greece)		89,200
5,000	DryShips, Inc. (Greece)		29,100
10,000	Excel Maritime Carriers, Ltd. * (Greece)		61,600
			179,900	1.09%

Federal & Federally-Sponsored Credit Agencies
200,000	Freddie Mac *		294,000	1.78%

General Building Contractors - Residential Buildings
10,000	China Housing and Land Development, Inc. * (China)		41,300	0.25%

Gold and Silver Ores
70,000	Northgate Minerals Corp. *		215,600	1.30%

Hotels & Motels
1,000	Melco PBL Entertainment (Macau) LTD. * **		3,360	0.02%

Industrial Organic Chemicals
9,000	Gushan Environmental Energy Limited **		11,880	0.07%

In Vitro & In Vivo Diagnostic Substances
10,000	Nymox Pharmaceutical Corporation * (Canada)		45,600	0.28%

Life Insurance
69,800	American Capital, Ltd. *		170,312	1.03%

Men's & Boys' Furnishings, Work Clothing and Allied Garments
42,531	Quiksilver Inc. *		85,913	0.52%

Metal Mining
55,000	Lundin Mining Corp. **		223,220
41,192	US Energy Corp. *		244,268
			467,488	2.83%

Motor Vehicles & Passenger Car Bodies
1,000	Tata Motors Ltd. **		16,860	0.10%

National Commercial Banks
600,000	Citizens Republic Bancorp, Inc. *		414,000
487,231	Synovus Financial Corp.		998,823
			1,412,823	8.55%

Newspapers: Publishing or Publishing & Printing
219,357	The McClatchy Company *		776,524	4.70%

Oil & Gas Field Exploration Services
34,900	Energy XXI (Bermuda) Limited *		80,619	0.49%

Pharmaceutical Preparations
10,000	Achillion Pharmaceuticals, Inc. *		31,100
50,000	KV Pharmaceuticals Co. *		183,500
34,500	Novelos Therapeutics, Inc. *		86,905
36,000	PharmAthene, Inc. *		70,556
30,000	Sunesis Pharmaceuticals Inc. *		32,100
			404,161	2.44%

Retail - Drug Stores & Proprietary Stores
348,362	Rite Aid Corp. *		526,027	3.18%

Retail - Eating & Drinking Places
1,000	Starbucks Corp. *		23,060	0.14%

Retail - Women's Clothing Stores
30,000	Christopher & Banks Corporation		228,600	1.38%

Rolling Drawing & Extruding of Nonferrous Metals
30,000	Lihua International, Inc. * (China)		313,500	1.90%

Semiconductors & Related Devices
194,307	Actions Semiconductor Co., Ltd. * **		468,280
1,000	Applied Materials Inc.		13,940
30,000	JA Solar Holdings Co., Ltd. * **		171,000
5,000	LSI Corporation *		30,050
2,000	OmniVision Technologies Inc. *		29,040
60,000	ReneSola Ltd. * **		285,600
2,000	Solarfun Power Holdings Co. Ltd. * **		15,260
			1,013,170	6.13%

Services - Advertising
2,000	Focus Media Holding Ltd. * **		31,700
1,000	VisionChina Media Inc. * **		10,920
			42,620	0.26%

Services - Business Services
60,000	China INSOnline Corp. * (Hong Kong)		42,006	0.25%

Services - Computer Integrated Systems Design
20,000	L-1 Identity Solutions Inc. *		149,800	0.91%

Services - Prepackaged Software
40,000	Intellicheck Mobilisa, Inc. *		150,000
1,000	Microsoft Corp.		30,480
87,780	TTI Team Telecom International Ltd. * (Israel)		136,050
			316,530	1.91%

Special Industry Machinery, NEC
10,000	Amtech Systems Inc. *		110,700	0.67%

Steel Works, Blast Furnace & Rolling & Finishing Mills
15,000	Sutor Technology Group, Ltd. * (China)		39,900	0.24%

Surety Insurance
178,901	Ambac Financial Group, Inc. *		148,488
5,000	Radian Group Inc.		36,550
			185,038	1.12%

Telephone & Telegraph Apparatus
2,000	CIENA Corp. *		21,680
34,315	Qiao Xing Mobile Communication Co., Ltd. * (China)		125,593
129,084	Qiao Xing Universal Telephone Inc. * (China)		282,694
			429,967	2.60%

Telephone Communicationsw (No Radiotelephone)
100,000	Sprint Nextel Corp. *		366,000	2.21%

Television Broadcasting Stations
70,000	Gray Television Inc.		105,007	0.63%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
247,200	China Medicine Corporation *		1,062,960	6.42%

Total for Common Stock (Cost $13,526,669)			9,826,238	59.43%

PUBLICALLY TRADED PARTNERSHIPS
10,000	Atlas Pipeline Holdings LP		67,800
Total for Publically Traded Partnerships (Cost $66,832)			67,800	0.41%

REAL ESTATE INVESTMENT TRUSTS
45,300	Arbor Realty Trust Inc. *		90,147
100,000	iStar Financial Inc. *		256,000
300,000	Maguire Properties Inc. *		453,000
150,000	Strategic Hotels & Resorts, Inc. *		279,000
Total for Real Estate Investment Trusts (Cost $1,100,836)			1,078,147	6.52%

WARRANTS
80,000	China Ceramics Co., Ltd * (China) (expires 11-16-2012)		100,000
	exercise price @ 7.50

323,500	China MediaExpress Holdings, Inc. * (China) (expires 10-17-2011)		1,617,500
	exercise price @ 5.50

5,000	Exceed Company Ltd. * (China) (expires 11-8-2020)		15,250
	exercise price @ 5.25

130,000	Primoris Services Corporation * (expires 10-2-2010)		403,650
	exercise price @ 5.00
Total for Warrants (Cost $1,087,459)			2,136,400	12.23%

CALL OPTIONS		Shares Subject
Expiration Date/Exercise Price		to Call

AirTran Holdings Inc. *
January 2010 Calls @ 5.00		100,000	$ 35,000
April 2010 Calls @ 5.00		50,000	45,000
			80,000

American Capital, Ltd. *		60,000	9,000
January 2010 Calls @ 2.50

AZZ incorporated *		30,000	25,500
January 2010 Calls @ 35.00

Citigroup, Inc. *
June 2010 Calls @ 4.00		200,000	44,000
January 2011 Calls @ 5.00		100,000	26,000
			70,000

DryShips, Inc. (Greece)		30,000	300
January 2010 Calls @ 7.50

Dynegy Inc. *		42,200	-
January 2010 Calls @ 2.50

E*TRADE Financial Corporation *		72,100	12,257
April 2010 Calls @ 2.00

Freddie Mac *		50,000	-
January 2010 Calls @ 2.50

Georgia Gulf Corp. *		45,200	2,260
January 2010 Calls @ 2.50

iStar Financial Inc. *
January 2010 Calls @ 2.50		50,000	7,500
January 2010 Calls @ 5.00		50,000	-
			7,500

Jackson Hewitt Tax Service Inc. *		100,000	55,000
April 2010 Calls @ 5.00

Kulicke & Soffa Industries Inc. *		30,000	12,000
January 2010 Calls @ 5.00

LDK Solar Co.Ltd. * **		20,000	-
January 2010 Calls @ 80.00

Lloyds Banking Group plc **		40,000	-
January 2010 Calls @ 5.00

Lions Gate Entertainment Corp. *		20,000	1,000
January 2010 Calls @ 7.50

Motorola Inc. *
January 2010 Calls @ 7.50		100,000	42,000
January 2010 Calls @ 10.00		50,000	500
			42,500

Qiao Xing Universal Telephone Inc. * (China)
January 2010 Calls @ 2.50		100,000	5,000
June 2010 Calls @ 2.50		100,000	30,000
			35,000

Regions Financial Corp.		100,000	16,000
February 2010 Calls @ 6.00

Research In Motion Limited		10,000	34,000
January 2010 Calls @ 65.00

Sunrise Senior Living Inc. *		30,400	-
January 2010 Calls @ 5.00

Synovus Financial Corp.		100,000	15,000
February 2010 Calls @ 2.50

The Talbots Inc. *		50,000	77,500
January 2010 Calls @ 7.50

United States Natural Gas		10,000	100
January 2010 Calls @ 15.00

Total (Premiums Paid - $1,503,727)			494,917	2.99%

Cash and Equivalents
1,630,986	Fidelity Governmental Fund 57 0.19% ***		1,630,986	9.86%
	(Cost $1,630,986)

	Total Investment Securities		15,234,488	92.14%
	(Cost $18,916,509)

	Other Assets In Excess of Liabilities		1,299,366	7.86%

	Net Assets		$ 16,533,854	100.00%

* Non-Income Producing Securities
** ADR - American Depositary Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2009.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2009 , the net unrealized de preciation on investments, based on cost for federal income tax purposes of $ 18,916,509 amounted to $ 3,682,021 , which consisted of aggregate gross unrealized appreciation of $ 2,463 , 605 and aggregate gross unrealized depreciation of $ 6 , 145,626 .

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006 - 2008), or expected to be taken on the Fund’s 2009 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SUBSEQUENT EVENTS: Management has evaluated subsequent events through March 1, 2010, the date the financial statements were issued.

3.) SECURITIES VALUATIONS

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts, closed-end funds, publically traded partnerships, warrants and securities sold short). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 of the fair value hierarchy.

Money markets. Money Market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, an option position, is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the option position. When a bid price is used for valuation or when the security is not actively traded, those securities are valued at their last bid price and are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,771,176	$0	$0	$9,771,176
Closed-End Funds	$170,312	$0	$0	$170,312
Publicly Traded Partnerships	$67,800	$0	$0	$67,800
Real Estate Investment Trusts	$1,078,147	$0	$0	$1,078,147
Warrants	$2,021,150	$0	$0	$2,021,150
Call Options	$494,917	$0	$0	$494,917
Money Market Funds	$1,630,986	$0	$0	$1,630,986
Total	$15,234,488	$0	$0	$15,234,488

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the three month period ended December 31, 2009.

3. DERIVATIVES

Transactions in written options during the three months ended December 31, 2009 were as follows:

Number of

Premiums

Contracts

Received

Options outstanding at September 30, 2009

                     300

                $72,238

Options written

0

$0

Options terminated in closing purchase transactions

            0

            $0

Options expired

0

$0

Options exercised

       (300)            ($72,238)

Options outstanding at December 31, 2009

            0

            $0

Transactions in purchased options during the three months ended December 31, 2009 were as follows:

Number of

Premiums

Contracts

    Paid

Options outstanding at September 30, 2009

                21,495          $1,863,140

Options purchased

    32,888          $2,908,311

Options terminated in closing purchase transactions

               (31,180)        ($2,922,611)

Options expired

     (4,804)

 ($204,928)

Options exercised

     (1,000)          ($140,185)

Options outstanding at December 31, 2009

            0          $1,503,727

The locations on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                     Asset                                                              Liability

                                              Derivatives                                                        Derivatives

Call options purchased              $494,917              Call options written                     $0

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended December 31, 2009 by the Fund are recorded in the following locations in the Statement of Operations:

                                                              Realized                                                    Unrealized

                                   Location             Gain/(Loss)                  Location

                              Gain/(Loss)

Equity contracts     Net Realized                                    Change In Unrealized

                           Loss on Options         ($408,830)     Appreciation/(Depreciation)       ($602,480)

                               Purchased                                        on Options Purchased

                              Net Realized                                    Change In Unrealized

                      Gain/ (Loss) on Options         $0           Appreciation/(Depreciation)          $82,470

                                   Written                                           on Options Written

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:                  3 - 1 - 10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:                  3 - 1 - 10

By: /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:                  3 - 1 - 10